ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Narrative) (Details) $ in Millions, $ in Millions				3 Months Ended	6 Months Ended
	Aug. 03, 2023 CAD ($)	Jul. 05, 2023 CAD ($)	Jul. 05, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal of discontinued operations				$ 1.9	$ 1.9
Subsequent Event [Member] | Share Purchase Agreement [Member] | Lisan Farma Colombia LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price	$ 0.5	$ 0.8	$ 0.6